December 1, 2008
Supplement

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
Dated April 30, 2008

The second and third paragraphs of the section of the Prospectus entitled “The Fund — Fund Management” are hereby deleted and replaced with the following:

The Fund is managed within the Taxable Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Sanjay Verma, a Managing Director of the Investment Adviser, and Jaidip Singh, an Executive Director of the Investment Adviser.

Mr. Verma has been associated with the Investment Adviser in an investment management capacity since April 2008 and began managing the Fund in November 2008. Prior to April 2008, Mr. Verma was the co-head of Rates Trading for Morgan Stanley from 2003-2008. Mr. Singh has been associated with the Investment Adviser in an investment management capacity since April 1996 and began managing the Fund in November 2003.

All team members are responsible for the execution of the overall strategy of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

USGSPT

December 1, 2008
Supplement

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY U.S. GOVERNMENT SECURITIES TRUST
Dated April 30, 2008

The first and second paragraphs of the section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — G. Fund Management — Other Accounts Managed by the Portfolio Managers” are hereby deleted and replaced with the following:

As of December 31, 2007:

Jaidip Singh managed five registered investment companies with a total of approximately $4.0 billion in assets; no pooled investment vehicles other than registered investment companies; and two other accounts with a total of approximately $152.0 million in assets.

As of October 31, 2008:

Sanjay Verma managed 10 registered investment companies with a total of approximately $2.8 billion in assets; no pooled investment vehicles other than registered investment companies; and four other accounts (including separate accounts managed under certain “wrap fee programs”) with a total of approximately $207.0 million in assets.

***

The section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — G. Fund Management — Securities Ownership of Portfolio Managers ” is hereby deleted and replaced with the following:

As of December 31, 2007, Jaidip Singh did not did not beneficially own any shares of the Fund.

As of October 31, 2008, Sanjay Verma did not did not beneficially own any shares of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.